May 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following changes are effective May 1, 2020.

The following disclosure is added to the "Principal Investment Strategy – Main Investments" section of each fund's summary prospectuses and summary section of each fund's statutory prospectuses, and the "Fund Details" section of each fund's statutory prospectuses:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectuses and summary section of each fund's statutory prospectuses:

Non-diversification risk. At any given time the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.